RAYONIER, L.P. AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Patronage refunds received, netted with interest paid		$ 8,300	$ 6,200	$ 6,000
Income taxes	[1]	5,877	4,816	15,127
Noncontrolling interests in consolidated affiliates redemption of shares	[2]	0	0	27,860
Discontinued Operations
Income taxes	[1]	5,600	4,600	12,100
Interest paid		3,400	3,200	2,600
Matariki Forestry Group | New Zealand Susidiary Noncontrolling Interest Shareholder Loan Due 2026 | Excluding Timber Funds
Noncontrolling interests in consolidated affiliates redemption of shares				27,900
Rayonier Limited Partnership
Patronage refunds received, netted with interest paid		8,300	6,200	6,000
Income taxes	[3]	5,877	4,816	15,127
Noncontrolling interests in consolidated affiliates redemption of shares	[4]	0	0	27,860
Rayonier Limited Partnership | Discontinued Operations
Interest paid		$ 3,400	$ 3,200	2,600
Rayonier Limited Partnership | Matariki Forestry Group | New Zealand Susidiary Noncontrolling Interest Shareholder Loan Due 2026 | Excluding Timber Funds
Noncontrolling interests in consolidated affiliates redemption of shares				$ 27,900
S 2023 A Dividends
Cash distributions declared (in dollars per share)			$ 0.20
S 2023 A Dividends | Rayonier Limited Partnership
Cash distributions declared (in dollars per share)			$ 0.20

[1]	Income taxes paid for the years ended December 31, 2024, 2023 and 2022 includes $5.6 million, $4.6 million, and $12.1 million, respectively, from discontinued operations.
[2]	The New Zealand subsidiary made a capital distribution in order to redeem certain equity interests, resulting in the recording of a loan payable by the New Zealand subsidiary in the amount of $27.9 million for the year ended December 31, 2022.
[3]	Income taxes paid for the years ended December 31, 2024, 2023 and 2022 includes $5.6 million, $4.6 million, and $12.1 million, respectively, from discontinued operations.
[4]	The New Zealand subsidiary made a capital distribution in order to redeem certain equity interests, resulting in the recording of a loan payable by the New Zealand subsidiary in the amount of $27.9 million for the year ended December 31, 2022.